Changes in Accounting Policies - Narrative (Details) - Interbank Offered Rate $ in Millions	Dec. 31, 2021 CAD ($)
Disclosure of voluntary change in accounting policy [line items]
Non-derivative financial assets	$ 3,849
Non-derivative financial liabilities	70
Notional amount	$ 9,417